Short-term investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Marketable bonds		$ 104,000,000
Unmarketable bonds		63,000,000
Marketable securities	$ 3,890,427